OPERATING DATA (Tables)	12 Months Ended
Dec. 31, 2025
Revenue, Cost Of Sales, Current Assets, And Current Liabilities [Abstract]
Schedule of Movements in Trade and Other Receivables	The tables below summarize the movements relating to the
Company's trade receivable and other for the years ended
December 31, 2025, 2024 and 2023.

	Year ended December 31,
	2025	2024	2023
Trade accounts receivable and other - opening balance	3,375	3,661	3,839
Performance obligations satisfied	61,352	62,441	68,275
Payments received	(61,949)	(62,249)	(68,590)
Impairment of receivables (net of write backs and utilization)	(12)	(18)	(165)
Recognition (derecognition) of receivables related to business combination and divestments [1]	412	31	189
Foreign exchange and others	298	(491)	113
Trade accounts receivable and other - closing balance	3,476	3,375	3,661
1.Includes, in 2025, trade receivables recognized in connection with the acquisitions of Calvert, Tuper, Tekno and AMTBA (see note 2.2.4) partly offset by the derecognition of receivables following the divestments of AMZ and AMTPI (see note 2.3). 2024 consists of receivables recognized in connection with the acquisition of Italpannelli SRL. 2023 mainly included receivables recognized in connection with the acquisition of ArcelorMittal
Pecém (see note 2.2.4) and receivables from ArcelorMittal Temirtau recognized upon disposal partially offset by the derecognition of
ArcelorMittal Temirtau's receivables following its deconsolidation (see note
2.3).

Schedule of Cost of Sales	Cost of sales includes the following components:

	Year ended December 31,
	2025	2024	2023
Materials	40,549	41,932	46,422
Labor costs	7,171	6,781	7,038
Logistic expenses	4,163	3,789	4,028
Depreciation and amortization	2,945	2,632	2,675
Impairment charges (note 3.1)	204	116	1,038
Foreign exchange translation losses upon disposal of Kazakhstan operations (note 2.3)	—	—	1,469
Other	1,944	1,403	868
Total	56,976	56,653	63,538

Schedule of Trade Accounts Receivable and Allowance for Expected Credit Losses

	December 31,
	2025	2024
Gross amount	3,884	3,685
Allowance for lifetime expected credit losses	(408)	(310)
Total	3,476	3,375

Exposure to Credit Risk by Reportable Segment	The maximum exposure to credit risk for trade accounts
receivable by reportable segment and others is as follows:

	December 31,
	2025	2024
North America	387	313
Brazil	1,122	1,051
Europe	963	1,220
Sustainable Solutions	616	538
Mining	208	62
Others	180	191
Total	3,476	3,375

Aging of Trade Accounts Receivable	Aging of trade accounts receivable

	December 31,			December 31,
	2025			2024
	Gross	Allowance	Total	Gross	Allowance	Total
Not past due	2,971	(62)	2,909	2,930	(41)	2,889
Overdue 1-30 days	335	(3)	332	293	(5)	288
Overdue 31-60 days	74	—	74	80	(1)	79
Overdue 61-90 days	33	—	33	25	(1)	24
Overdue 91-180 days	88	(3)	85	43	(2)	41
More than 180 days	383	(340)	43	314	(260)	54
Total	3,884	(408)	3,476	3,685	(310)	3,375

Movement in the Allowance for Lifetime Expected Credit Losses	The allowances in respect of trade accounts receivable during the periods presented are as follows:

	Year ended December 31,
	2025	2024	2023
Allowance - opening balance	310	364	190
Additions	29	30	178
Write backs / utilization	(17)	(12)	(13)
Foreign exchange and others	86	(72)	9
Allowance - closing balance	408	310	364

Schedule of Inventories	Inventories, net of allowance for slow-moving inventory, excess of cost over net realizable value and obsolescence of 1,180
and 1,370 as of December 31, 2025 and 2024, respectively,
are comprised of the following:

	December 31,
	2025	2024
Finished products	5,589	4,853
Production in process	4,652	4,177
Raw materials	5,597	5,245
Manufacturing supplies, spare parts and other [1]	2,751	2,226
Total	18,589	16,501
1.Including spare parts of 2.1 billion and 1.7 billion, and manufacturing and other supplies of 0.6 billion and 0.5 billion as of December 31, 2025 and
2024, respectively.
Movement in Inventory Reserve	Movements in the inventory write-downs are as follows:

	Year ended December 31,
	2025	2024	2023
Inventory write-downs - opening balance	1,370	1,434	1,629
Additions [1]	220	567	516
Deductions / Releases [2]	(554)	(550)	(681)
Foreign exchange and others	144	(81)	(30)
Inventory write-downs - closing balance	1,180	1,370	1,434
1.Additions refer to write-downs of inventories excluding those utilized or written back during the same financial year.
2.Deductions/releases correspond to write-backs and utilization related to the prior periods.

Schedule of Prepaid Expenses and Other Current Assets

	December 31,
	2025	2024
VAT receivables	844	836
Prepaid expenses and non-trade receivables	954	610
Financial amounts receivable[2]	282	389
Income tax receivable	163	148
Receivables from public authorities	179	207
Receivables from sale of intangible, tangible and financial assets	44	91
Derivative financial instruments (notes 6.1 and 6.3)	193	305
CO2 emission rights	100	180
Other[1]	268	256
Total	3,027	3,022
1.Other included mainly advances to employees, accrued interest and other miscellaneous receivables.
2.Includes nil and 98 of outstanding receivables in connection with the sale of
ArcelorMittal Temirtau, at December 31, 2025 and 2024, respectively (see note 2.3).

Schedule of Other Assets	Other assets consisted of the following:

	December 31,
	2025	2024
Derivative financial instruments (notes 6.1 and 6.3)	105	133
Financial amounts receivable[2]	179	594
Long-term VAT receivables	278	239
Cash guarantees and deposits	188	153
Receivables from public authorities	110	71
Accrued interest	36	25
Receivables from sale of intangible, tangible and financial assets	12	68
Income tax receivable	27	49
Other[1]	264	246
Total	1,199	1,578
1.Other mainly includes assets in pension funds and other amounts receivable.
2.Includes nil and 197 of outstanding receivables in connection with the sale of
ArcelorMittal Temirtau, at December 31, 2025 and 2024, respectively (see note 2.3).

Schedule of Accrued Expenses and Other Liabilities	Accrued expenses and other liabilities were comprised of the following:

	December 31,
	2025	2024
Accrued payroll and employee related expenses	1,426	1,335
Accrued interest and other payables	1,091	873
Payable from acquisition of intangible, tangible & financial assets	1,420	1,471
Other amounts due to public authorities	914	644
Derivative financial instruments (notes 6.1 and 6.3)	223	327
Unearned revenue and accrued payables	94	88
Total	5,168	4,738